Accounts Receivable, Net	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of June 30, 2026 and 2025:

	2026	2025
Accounts receivable	$235,060	$229,012
Less: allowance for credit loss	(215,261)	(221,032)
Accounts receivable, net	$19,799	$7,980

Changes of allowance for credit loss for accounts receivable for the years ended June 30, 2026 and 2025 are as follows:

	2026	2025

Beginning balance	$221,032	$122,510
Additions	-	105,212
Reversal	(16,623)	-
Exchange rate difference	10,852	(6,690)
Ending balance	$215,261	$221,032

The Company gives its customers credit periods of 30 days to 1 year and continually assesses the recoverability of uncollected accounts receivable. Based on its assessment of the recoverability of accounts receivable, the Company recorded a reversal of expected credit loss expense of $16,623 for the year ended June 30, 2026, and expected credit losses of $105,212 for the year ended June 30, 2025, respectively.